OBLIGATIONS UNDER CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2012
OBLIGATIONS UNDER CAPITAL LEASES [Abstract]
Schedule of Future Minimum Lease Payments

	Minimum lease payments
	RMB	US$

2013	2,611	419

Total capital lease payments	2,611	419
Less: imputed interest	(94)	(15)

	2,517	404
Less: current portion	(2,117)	(340)

Non-current portion (note 20)	400	64